The Prudential Insurance Company of America            Thomas C. Castano
                                                       Assistant General Counsel
                                                       Law Department


                                     The Prudential Insurance Company of America
                                     213 Washington Street
                                     Newark, NJ 07102-2992
                                     (973) 802-4708 fax: (973) 802-9560


                                                      May 5, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                 Re:      The Prudential Variable Contract Real Property Account
                           (Registration No. 33-20083)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 14 and (ii) that the text of Post-Effective Amendment No. 14 was filed electronically on April 10, 2001 (Accession No. 0000891554-01-502011).




                            By:       /s/
                                     ---------------------------------------
                                     Thomas C. Castano
                                     Assistant General Counsel
                                     The Prudential Insurance Company of America

via EDGAR